Consolidated Statements of Income - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 39,188	$ 133,921
Time charter and voyage expenses	(1,257)	(4,178)
Direct vessel expenses	(672)	(1,314)
Management fees (entirely through related parties transactions)	(16,488)	(53,772)
General and administrative expenses	(2,262)	(7,413)
Listing transaction-related expenses	0	(4,990)
Depreciation and amortization	(13,578)	(38,552)
Interest expense and finance cost	(2,293)	(11,785)
Interest income	25	90
Other income	7	1,017
Other expense	(32)	(324)
Net income	$ 2,638	$ 12,700
Net earnings per common unit, basic and diluted	$ 0.14	$ 0.38
Weighted average number of common units, basic and diluted	18,371,855	33,527,135